Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Assets held for sale	Assets of disposal groups classified as held for sale
2017
US$ millions

Cash and cash equivalents	5
Trade and other receivables	41
Inventories	35
Property, plant and equipment	25
Intangible assets	63
169

Liabilities held for sale	Liabilities of disposal groups classified as held for sale
2017
US$ millions

Trade payables	9
Other current liabilities	30
Long-term employee provisions	1
Deferred tax liabilities	3
43